Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 8,060	$ 8,953
Financial liabilities	957	838
Liability towards contingent consideration (Refer note 2.5)	8	13
Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12	278
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	86
Fixed Maturity Plan Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	86
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	940	947
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	808	1,219
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	808	1,219
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	45
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21	25
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	5
Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2	1
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2	44
Financial liabilities	6
Level 1 | Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12	278
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	701	565
Level 2 | Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	86
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	239	382
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	808	1,219
Level 2 | Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	45
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2	44
Financial liabilities	6
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liability towards contingent consideration (Refer note 2.5)	8	13
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21	25
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	5
Level 3 | Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2	$ 1